UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 14, 2013
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   32
                                                     ------------

Form 13F Information Table Value Total:              $  481,145
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Agilent Technologie     COM          00846U101   4424897           105430SH      SOLE          105430        0         0
Albemarle               COM          012653101   7328782           117223SH      SOLE          117223        0         0
CIT Group               COM           125581801 19384775           445832SH      SOLE          445832        0         0
CareFusion Corporat     COM          14170T101  13879658           396675SH      SOLE          396675        0         0
Carter's                COM           146229109 18838680           328945SH      SOLE          328945        0         0
Chart Industries        COM          16115Q308  11965335           149548SH      SOLE          149548        0         0
Covanta Holdings        COM          22282E102  15814566           784842SH      SOLE          784842        0         0
Denbury Resources       COM           247916208 14187335           760715SH      SOLE          760715        0         0
Euronet Worldwide       COM           298736109  8825507           335061SH      SOLE          335061        0         0
First Republic Bank     COM          33616C100  12258258           317407SH      SOLE          317407        0         0
General Cable           COM           369300108 12762478           348416SH      SOLE          348416        0         0
HCC Insurance Holdi     COM           404132102 22048013           524578SH      SOLE          524578        0         0
Hexcel                  COM           428291108 18978487           654205SH      SOLE          654205        0         0
Host Hotels & Resor     COM          44107P104  20036072          1145573SH      SOLE          1145573       0         0
IDEX Corporation        COM          45167R104  13845609           259184SH      SOLE          259184        0         0
Jacobs Engineering      COM           469814107 17739165           315419SH      SOLE          315419        0         0
Kinder Morgan Energ     COM           494550106  5205762            57990SH      SOLE           57990        0         0
Kinder Morgan Manag     COM          49455U100  10596376           120619SH      SOLE          120619        0         0
Kroger                  COM           501044101 24026401           724997SH      SOLE          724997        0         0
Neustar                 COM          64126X201  21342148           458675SH      SOLE          458675        0         0
PVH Corp                COM           693656100 15163175           141964SH      SOLE          141964        0         0
PartnerRe               COM          G6852T105  19039505           204484SH      SOLE          204484        0         0
Pioneer Natural Res     COM           723787107 14960942           120410SH      SOLE          120410        0         0
Reliance Steel & Al     COM           759509102 19259741           270616SH      SOLE          270616        0         0
Roper Industries        COM           776696106 11392717            89488SH      SOLE           89488        0         0
Ross Stores             COM           778296103 18376165           303137SH      SOLE          303137        0         0
SEI Investments         COM           784117103 14782682           512398SH      SOLE          512398        0         0
Valeant Pharma Int'     COM          91911K102  21563074           287431SH      SOLE          287431        0         0
Wabtec                  COM           929740108 17662681           172977SH      SOLE          172977        0         0
Waddell & Reed Fina     COM           930059100 14404233           329014SH      SOLE          329014        0         0
Weatherford Interna     COM          H27013103   8943332           736683SH      SOLE          736683        0         0
Western Union           COM           959802109 12108493           805086SH      SOLE          805086        0         0

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